Fair Value Measurements - Gross components of purchases, sales, issuances and settlements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	$ 5,636,000,000	$ 6,464,000,000
Sales	(261,000,000)	(302,000,000)
Issuances and Settlements	(2,715,000,000)	(5,332,000,000)
Purchases, Sales, Issuances and Settlements, Net	2,660,000,000	830,000,000
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	(421,000,000)	(272,000,000)
Sales	1,107,000,000	812,000,000
Issuances and Settlements	(568,000,000)	(1,872,000,000)
Purchases, Sales, Issuances and Settlements, Net	118,000,000	(1,332,000,000)
Issuances, assets	0	0
Issuances, liabilities	0	0
Transfers into Level 3 at end of reporting period, net gains (losses) not included in realized and unrealized gains and losses related to Level 3 for the period	(92,000,000)	17,000,000
Transfers out Level 3 at end of reporting period, net gains (losses) included in realized and unrealized gains and losses related to Level 3 for the period.	$ (142,000,000)	$ (19,000,000)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]
Policyholder contract deposits
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	$ 0	$ 0
Sales	1,107,000,000	812,000,000
Issuances and Settlements	(80,000,000)	(333,000,000)
Purchases, Sales, Issuances and Settlements, Net	1,027,000,000	479,000,000
Derivative liabilities, net
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	(421,000,000)	(272,000,000)
Sales	0	0
Issuances and Settlements	(125,000,000)	48,000,000
Purchases, Sales, Issuances and Settlements, Net	(546,000,000)	(224,000,000)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(187,000,000)	80,000,000
Fortitude Re funds withheld payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	0	0
Sales	0	0
Issuances and Settlements	(364,000,000)	(462,000,000)
Purchases, Sales, Issuances and Settlements, Net	(364,000,000)	(462,000,000)
Debt of consolidated investment entities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	0	0
Sales	0	0
Issuances and Settlements	1,000,000	(1,125,000,000)
Purchases, Sales, Issuances and Settlements, Net	1,000,000	(1,125,000,000)
Bonds available for sale
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	4,204,000,000	5,556,000,000
Sales	(135,000,000)	(285,000,000)
Issuances and Settlements	(1,941,000,000)	(4,043,000,000)
Purchases, Sales, Issuances and Settlements, Net	2,128,000,000	1,228,000,000
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	0	36,000,000
Sales	(60,000,000)	(212,000,000)
Issuances and Settlements	(35,000,000)	(166,000,000)
Purchases, Sales, Issuances and Settlements, Net	(95,000,000)	(342,000,000)
Bonds available for sale | Corporate debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	85,000,000	424,000,000
Sales	(39,000,000)	(36,000,000)
Issuances and Settlements	(205,000,000)	(279,000,000)
Purchases, Sales, Issuances and Settlements, Net	(159,000,000)	109,000,000
Bonds available for sale | RMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	377,000,000	637,000,000
Sales	0	(1,000,000)
Issuances and Settlements	(1,211,000,000)	(1,418,000,000)
Purchases, Sales, Issuances and Settlements, Net	(834,000,000)	(782,000,000)
Bonds available for sale | CMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	118,000,000	334,000,000
Sales	(9,000,000)	(15,000,000)
Issuances and Settlements	(71,000,000)	(66,000,000)
Purchases, Sales, Issuances and Settlements, Net	38,000,000	253,000,000
Bonds available for sale | CLO
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	514,000,000	923,000,000
Sales	(27,000,000)	0
Issuances and Settlements	(592,000,000)	(875,000,000)
Purchases, Sales, Issuances and Settlements, Net	(105,000,000)	48,000,000
Bonds available for sale | ABS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	3,110,000,000	3,202,000,000
Sales	0	(21,000,000)
Issuances and Settlements	173,000,000	(1,239,000,000)
Purchases, Sales, Issuances and Settlements, Net	3,283,000,000	1,942,000,000
Other bond securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	758,000,000	328,000,000
Sales	(126,000,000)	(17,000,000)
Issuances and Settlements	72,000,000	(20,000,000)
Purchases, Sales, Issuances and Settlements, Net	704,000,000	291,000,000
Other bond securities | Corporate debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	29,000,000	86,000,000
Sales	(3,000,000)	0
Issuances and Settlements	132,000,000	49,000,000
Purchases, Sales, Issuances and Settlements, Net	158,000,000	135,000,000
Other bond securities | RMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	38,000,000	28,000,000
Sales	0	0
Issuances and Settlements	(14,000,000)	(20,000,000)
Purchases, Sales, Issuances and Settlements, Net	24,000,000	8,000,000
Other bond securities | CMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	0	0
Sales	0	(17,000,000)
Issuances and Settlements	0	0
Purchases, Sales, Issuances and Settlements, Net	0	(17,000,000)
Other bond securities | CLO
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	16,000,000	7,000,000
Sales	(123,000,000)	0
Issuances and Settlements	(24,000,000)	(47,000,000)
Purchases, Sales, Issuances and Settlements, Net	(131,000,000)	(40,000,000)
Other bond securities | ABS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	675,000,000	207,000,000
Sales	0	0
Issuances and Settlements	(22,000,000)	(2,000,000)
Purchases, Sales, Issuances and Settlements, Net	653,000,000	205,000,000
Equity securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	22,000,000	2,000,000
Sales	0	0
Issuances and Settlements	1,000,000	(122,000,000)
Purchases, Sales, Issuances and Settlements, Net	23,000,000	(120,000,000)
Other Invested Assets
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	652,000,000	578,000,000
Sales	0	0
Issuances and Settlements	(847,000,000)	(1,147,000,000)
Purchases, Sales, Issuances and Settlements, Net	$ (195,000,000)	$ (569,000,000)